SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES (Details) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of the period		$ 0
Provision for credit loss		0	$ 0
Reversal of credit loss previously recorded					$ 1,262,146
Balance at the end of the period		0		$ 0
Ants Technology Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of the period					1,262,146
Provision for credit loss
Reversal of credit loss previously recorded	$ 1,262,146				(1,262,146)
Balance at the end of the period